Unrecognized contractual commitments (excluding Orange Bank) (Tables)	12 Months Ended
Dec. 31, 2017
Unrecognized contractual commitments [abstract]
Schedule of commitments relating to operating activities

(in millions of euros)	Total	Less than one year	From one to five years	More than five years
Operating activities commitments	17,358	4,953	7,763	4,642
Operating leases commitments	6,047	952	2,521	2,574
Handsets purchase commitments	2,889	1,526	1,363	-
Transmission capacity purchase commitments	911	284	441	186
Other goods and services purchase commitments	3,445	1,161	1,767	517
Investment commitments	794	566	169	59
Public initiative networks commitments	2,101	193	1,026	882
Guarantees granted to third parties in the ordinary course of business	1,171	271	476	424

(in millions of euros)	Discounted value of future lease payments	Minimum future lease payments
Property lease commitments	4,697	5,920
o/w technical activities	2,963	3,797
o/w shops/offices activities	1,734	2,123

Schedule of operating leases and maturities
(in millions of euros)	Minimum future lease payments	Less than one year	1-2 years	2-3 years	3-4 years	4-5 years	More than five years
Property lease commitments	5,920	890	750	646	572	489	2,573

Schedule of assets covered by commitments

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Assets held under finance leases	528	552	545
Non-current pledged or mortgaged assets (1)	107	121	259
Collateralized current assets	19	27	46
Total	654	700	850

(1) Non-current pledged or mortgaged assets are shown excluding cash collateral deposits, which are presented in Note 11.7.

Non-current pledged or mortgaged assets comprise the following assets given as guarantees:

December 31, 2017	Total in statement of financial position (a)	Amount of asset pledged or mortgaged (b)	Percentage (a)/(b)
(in millions of euros)
Intangibles assets, net (excluding goodwill)	14,339	107	1%
Property, plant and equipment, net	26,665	-	-
Non-current financial assets	3,711	-	-
Other (1)	29,320	-	-
Total	74,035	107	0%

(1) This item mainly includes net goodwill, interests in associates, net deferred tax assets and non-current derivatives assets.